Borrowings and Lines of Credit Borrowings and Lines of Credit (LT Debt Narrative) (Details) € in Millions, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 EUR (€) shares	Dec. 31, 2015
Debt Instrument [Line Items]
Debt Percentage Bearing Variable Interest Rate	7.00%	7.00%	5.00%
Gain (Loss) on Extinguishment of Debt	$ 164
Average Years of Maturity of Long Term Debt	ten years	ten years
Notes 1.125% Due 2021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Feb. 22, 2016	Feb. 22, 2016
Proceeds from Issuance of Debt | €		€ 950
Debt Instrument, Maturity Year Date	2021	2021
Notes 4.150% Due 2045 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	May 04, 2015	May 04, 2015
Proceeds from Issuance of Debt	$ 850
Debt Instrument, Maturity Year Date	2045	2045
Notes 4.875% Due 2015 [Member]
Debt Instrument [Line Items]
Repayment of Debt, Date	May 01, 2015	May 01, 2015
Repayments of Debt	$ 1,200
LIBOR plus 0.350% floating rate notes due 2019
Debt Instrument [Line Items]
Repayment of Debt, Date	Jun. 01, 2015	Jun. 01, 2015
Repayments of Debt	$ 500
Debt Instrument, Issuance Date	Nov. 01, 2016	Nov. 01, 2016
Proceeds from Issuance of Debt	$ 350
Debt Instrument, Maturity Year Date	2019	2019
Junior Subordinated Notes 1.550% Due 2022 [Member]
Debt Instrument [Line Items]
Remarketing of Debt Instrument, Date	May 04, 2015	May 04, 2015
Junior subordinated notes 1.778% due 2018 [Member]
Debt Instrument [Line Items]
Remarketing of Long Term Debt, Date Proceeds Received	Aug. 03, 2015	Aug. 03, 2015
Long Term Debt Remarketing, Proceeds	$ 1,100
Long Term Debt Remarketing, Number of Shares Issued | shares	11.3	11.3
Debt Instrument, Maturity Year Date	2018	2018
Notes 1.250% due 2023 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	May 22, 2015	May 22, 2015
Proceeds from Issuance of Debt | €		€ 750
Debt Instrument, Maturity Year Date	2023	2023
EURIBOR plus 0.800% floating rate notes due 2018 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Feb. 22, 2016	Feb. 22, 2016
Proceeds from Issuance of Debt | €		€ 750
Debt Instrument, Maturity Year Date	2018	2018
Notes 1.875% Due 2026 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Feb. 22, 2016	Feb. 22, 2016
Proceeds from Issuance of Debt | €		€ 500
Debt Instrument, Maturity Year Date	2026	2026
Notes 1.500% Due 2019 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Nov. 01, 2016	Nov. 01, 2016
Proceeds from Issuance of Debt	$ 650
Debt Instrument, Maturity Year Date	2019	2019
Notes 1.950% Due 2021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Nov. 01, 2016	Nov. 01, 2016
Proceeds from Issuance of Debt	$ 750
Debt Instrument, Maturity Year Date	2021	2021
Notes 2.650% Due 2026 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Nov. 01, 2016	Nov. 01, 2016
Proceeds from Issuance of Debt	$ 1,150
Debt Instrument, Maturity Year Date	2026	2026
Notes 3.750% Due 2046 [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Nov. 01, 2016	Nov. 01, 2016
Proceeds from Issuance of Debt	$ 1,100
Debt Instrument, Maturity Year Date	2046	2046
Notes 5.375% Due 2017 [Member]
Debt Instrument [Line Items]
Repayment of Debt, Date	Dec. 01, 2016	Dec. 01, 2016
Repayments of Debt	$ 1,000
Debt Instrument, Maturity Year Date	2017	2017
Notes 6.125% Due 2019 [Member]
Debt Instrument [Line Items]
Repayment of Debt, Date	Dec. 01, 2016	Dec. 01, 2016
Repayments of Debt	$ 1,250
Debt Instrument, Maturity Year Date	2019	2019